Summary of the main accounting policies: (Tables)	12 Months Ended
Dec. 31, 2023
Summary of the main accounting policies:
Schedule of consolidated subsidiaries

	Shareholding
	percentage (%)	Main activity
Aeropuerto de Cancún, S. A. de C. V.	100%	Airport services
Aeropuerto de Cozumel, S. A. de C. V.	100%	Airport services
Aeropuerto de Mérida, S. A. de C. V.	100%	Airport services
Aeropuerto de Huatulco, S. A. de C. V.	100%	Airport services
Aeropuerto de Oaxaca, S. A. de C. V.	100%	Airport services
Aeropuerto de Veracruz, S. A. de C. V.	100%	Airport services
Aeropuerto de Villahermosa, S. A. de C. V.	100%	Airport services
Aeropuerto de Tapachula, S. A. de C. V.	100%	Airport services
Aeropuerto de Minatitlán, S. A. de C. V.	100%	Airport services
Cancun Airport Services, S. A. de C. V. (*)	100%	Airport services
Aerostar Airport Holdings, LLC	60%	Airport services
Sociedad Operadora de Aeropuertos Centro Norte, S.A.	100%	Airport services
ASUR Dominicana, LLC. (*)	100%	Commercial
RH Asur, S. A. de C. V.	100%	Administrative services
Servicios Aeroportuarios del Sureste, S. A. de C. V.	100%	Administrative services
Asur FBO, S. A. de C. V. (*)	100%	Administrative services
Caribbean Logistics, S. A. de C. V. (*)	100%	Cargo services
Cargo RF, S. A. de C. V. (*)	100%	Cargo services
(*)	These subsidiaries sub-consolidate at Cancún Airport.

Schedule of condensed financial information of Aerostar

As of December 31, 2021, 2022 and 2023, the condensed financial information of Aerostar, where there is a significant non-controlling interest, is presented as follows:

	December, 31
	2021		2022		2023
Condensed statement of financial position
Cash and cash equivalents	Ps.	2,295,087	Ps.	2,334,403	Ps.	1,518,454
Restricted cash		123,081		1,272,106		1,520,581
Other current assets		183,284		528,297		165,822
Total current assets		2,601,452		4,134,806		3,204,857
Financial liabilities:
Current liabilities		(804,548)		(1,184,023)		(1,033,248)
Working capital		1,796,904		2,950,783		2,171,609
Land, furniture and equipment		126,494		115,798		123,796
Intangible assets, airport concessions - Net		13,656,912		12,920,453		11,203,531
Other long term assets		64,442		90,777		83,208
Long term debt		(6,952,068)		(9,891,961)		(8,404,199)
Other long term liabilities		(19,378)		(18,265)		(14,295)
Deferred income tax - Net		(518,578)		(547,480)		(523,262)
Shareholders’ equity	Ps.	8,154,728	Ps.	5,620,105	Ps.	4,640,388

	Year ended December, 31
	2021		2022		2023
Condensed statements of comprehensive income
Revenue	Ps.	3,652,835	Ps.	4,110,028	Ps.	4,174,329
Operating cost and expenses		(1,939,555)		(2,128,925)		(2,390,264)
Other income				346,232
Comprehensive financial cost - Net		(453,326)		(459,471)		(412,145)
Net income tax		(57,529)		(59,618)		(52,486)
Net income for the year		1,202,425		1,808,246		1,319,434
Foreign currency translation		(207,132)		(95,881)		(818,522)
Total comprehensive income	Ps.	995,293	Ps.	1,712,365	Ps.	500,912

Schedule of percentage of depreciation land, furniture and equipment

	December 31,
	2022	2023

Furniture equipment	10 to 20%	10 to 20%
Machinery	10 to 20%	10 to 20%
Computer equipment	20 to 33%	20 to 33%
Transportation equipment	20 to 25%	20 to 25%
Improvements to leased premises	10%	10%

Schedule of useful lives licenses and commercial direct operation

Licenses Mexico	25	years
ODC Mexico	25	years
Commercial Rights of Aerostar	29	years
Commercial Rights of Airplan	9	years